Other Receivables, Deposits and Other Assets (Details) - Schedule of other receivables deposits and other assets - CNY (¥) ¥ in Thousands		Aug. 31, 2022	Aug. 31, 2021
Schedule Of Other Receivables Deposits And Other Assets Abstract
Other receivables from third parties		¥ 7,334	¥ 9,026
Advances to employees		4,396	5,089
Deposits		11,949	11,656
Interest receivable			2,262
Prepaid tax and deductible value-added tax-in		10,035	7,733
Rental prepayment	[1]	28,003	3,085
Prepayment for suppliers		45,661	34,979
Others		7,061	8,086
Total other receivables, deposits and other assets		114,439	81,916
Less: allowance for other receivables		(1,677)	(797)
Total		¥ 112,762	¥ 81,119

[1]	Rental prepayment represents the prepayment of rent related to leases less than 12 months.